Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions
Schedule of significant related parties and their relationships with the Company
Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.
Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Transactions with SINA
Revenue billed through SINA(1)	$13,301	$25,965
Costs and expenses allocated from SINA(2)	$12,527	$17,612
Interest income on matching loan to SINA	$—	$923
Interest expense on matching loan from SINA	$—	$831

(1)	For the six months ended June 30, 2016 and 2017, the Group billed $13.3 million and $26.0 million, respectively, to third parties through SINA.
(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA's affiliates and charged to the Company using actual cost allocation based on proportional utilization. In addition to the allocated costs and expenses, SINA also billed $11.1 million and $10.4 million for other costs and expenses associated with Weibo's business for the six months ended June 30, 2016 and 2017 respectively.

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$23,969	$20,987
Services provided by Alibaba	$6,752	$11,594

Schedule of related party outstanding balance

	As of
	December 31, 2016	June 30, 2017
	(In thousands)
Amount due from SINA(3)	$18,565	$—
Amount due to SINA(3)	$—	$2,885
Matching loan to SINA(4)	$—	$61,360
Matching loan from SINA(4)	$—	$60,831
Accounts receivable due from Alibaba	$24,293	$19,187

(3)

The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA. As of June 30, 2017, the amount due to SINA included a $2.0 million short-term loan from SINA.

(4)	As of June 30, 2017, the outstanding balances of matching loan to/from SINA included the principal amount of loans and the interest income/expense accrued for the six months ended June 30, 2017.